Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the balance sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020		Nov. 24, 2020
Balance Sheet
Deferred underwriting commissions	$ 7,227,500	$ 7,227,500
Derivative warrant liabilities				$ 18,900,000
Class A common stock, $0.0001 par value; shares subject to possible redemption	181,261,260	174,231,060
Stockholders’ equity
Preferred stock- $0.0001 par value
Class A common stock - $0.0001 par value	252	322
Class B common stock - $0.0001 par value	516	575	[1]
Additional paid-in-capital	1,850,692	8,880,763
Accumulated deficit	$ 3,148,545	(3,881,651)
Revision of Prior Period, Adjustment [Member]
Balance Sheet
Total assets
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities		21,226,950		18,880,000
Total liabilities		21,226,950		18,880,000
Class A common stock, $0.0001 par value; shares subject to possible redemption		(21,226,950)		(18,880,000)
Stockholders’ equity
Preferred stock- $0.0001 par value
Class A common stock - $0.0001 par value		212		189
Class B common stock - $0.0001 par value
Additional paid-in-capital		3,637,656		1,783,139
Accumulated deficit		(3,637,868)		(1,783,328)
Total stockholders’ equity
Total liabilities and stockholders’ equity
Revision of Prior Period, Reclassification, Adjustment [Member]
Balance Sheet
Total assets		207,947,496		202,148,859
Total current liabilities		261,977		768,154
Deferred underwriting commissions		7,227,500		7,000,000
Derivative warrant liabilities		21,226,950		18,880,000
Total liabilities		28,716,427		26,648,154
Class A common stock, $0.0001 par value; shares subject to possible redemption		174,231,060		170,500,700
Stockholders’ equity
Preferred stock- $0.0001 par value
Class A common stock - $0.0001 par value		322		295
Class B common stock - $0.0001 par value		575		575
Additional paid-in-capital		8,880,763		6,831,060
Accumulated deficit		(3,881,651)		(1,831,925)
Total stockholders’ equity		5,000,009		5,000,005
Total liabilities and stockholders’ equity		207,947,496		202,148,859
Previously Reported [Member]
Balance Sheet
Total assets		207,947,496		202,148,859
Total current liabilities		261,977		768,154
Deferred underwriting commissions		7,227,500		7,000,000
Derivative warrant liabilities
Total liabilities		7,489,477		7,768,154
Class A common stock, $0.0001 par value; shares subject to possible redemption		195,458,010		189,380,700
Stockholders’ equity
Preferred stock- $0.0001 par value
Class A common stock - $0.0001 par value		110		106
Class B common stock - $0.0001 par value		575		575
Additional paid-in-capital		5,243,107		5,047,921
Accumulated deficit		(243,783)		(48,597)
Total stockholders’ equity		5,000,009		5,000,005
Total liabilities and stockholders’ equity		$ 207,947,496		$ 202,148,859

[1]	This number included up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.